Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Deferred tax effect of foreign currency translation	$ 295	$ 390	$ 411